Stockholders' Equity (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Text Block [Abstract]
Stock issued for services, shares	673,345
Stock issued for services, value	$ 138,986	$ 2,902,764	$ 1,018,090
Common stock issued	125,654,592	122,642,247	94,343,776
Options outstanding		0	100,000	100,000
Warrants outstanding		134,000